Property, Equipment and Software, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 3,361	$ 469	¥ 3,949
Impairment charges	¥ 0		¥ 0